Other comprehensive income - Schedule of changes in other comprehensive income for entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items that may be reclassified to profit or loss
Exchange differences	€ (25,475)	€ (22,375)	€ (19,510)
Equity Investments
Items that may be reclassified to profit or loss
Exchange differences	394	428	318
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	€ 17	€ 45	€ 44